REVENUE AND GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Revenue And General And Administrative Expenses [Abstract]
Disclosure of detailed information about revenue [Table Text Block]
Revenue and other income	Year ended	Year ended
	December 31, 2022	December 31, 2021
Royalty revenue	$6,913	$2,985
Interest income	1,773	1,002
Option and other property income	9,591	3,476
Dividend Income	-	63
	$18,277	$7,526

Disclosure of detailed information about general and administrative expenses [Table Text Block]
General and administrative expenses	Year ended	Year ended
	December 31, 2022	December 31, 2021
Salaries, consultants, and benefits	$2,198	$1,494
Professional fees	1,555	1,329
Investor relations and shareholder information	848	550
Transfer agent and filing fees	242	253
Administrative and office	895	787
Travel	170	54
	$5,908	$4,467